Shareholder Report, Line Graph (Details) - USD ($)						4 Months Ended		8 Months Ended		12 Months Ended		16 Months Ended		20 Months Ended		24 Months Ended	28 Months Ended		32 Months Ended		36 Months Ended	40 Months Ended		44 Months Ended		48 Months Ended	52 Months Ended		56 Months Ended		60 Months Ended	64 Months Ended		68 Months Ended		72 Months Ended	76 Months Ended		80 Months Ended	84 Months Ended	88 Months Ended		92 Months Ended	96 Months Ended	100 Months Ended	104 Months Ended	108 Months Ended	112 Months Ended	120 Months Ended
	Jun. 22, 2020	Oct. 17, 2018	Jul. 10, 2017	Oct. 31, 2016	Feb. 29, 2016	Feb. 28, 2019	Feb. 28, 2017	Feb. 28, 2021	Feb. 28, 2018	Feb. 28, 2026	Feb. 28, 2017	Feb. 29, 2020	Feb. 28, 2018	Feb. 28, 2022	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2021	Feb. 28, 2019	Feb. 28, 2023	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2022	Feb. 29, 2020	Feb. 29, 2024	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2023	Feb. 28, 2021	Feb. 28, 2025	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2024	Feb. 28, 2022	Feb. 28, 2026	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2025	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2026	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2026
C000219898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value	$ 10,000							$ 9,984						$ 9,699					$ 8,805					$ 9,130					$ 9,694					$ 10,302
C000012092 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value					$ 10,000						$ 10,134					$ 10,181					$ 10,500					$ 11,718					$ 11,872					$ 11,553				$ 10,436				$ 10,782			$ 11,408		$ 12,120
C000037539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value					10,000						10,193					10,236					10,570					11,332					11,709					11,451				11,070				11,725			12,518		13,309
C000037542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value					10,000						10,094					10,079					10,386					11,282					11,521					11,220				10,507				10,948			11,569		12,259
C000037543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value					10,000						10,157					10,206					10,487					11,876					11,993					11,662				10,471				10,835			11,411		12,056
C000037540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value					10,000						10,334					10,425					10,843					12,451					12,923					12,455				11,276				12,033			12,972		14,057
C000012091 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value					10,000						10,657					10,877					11,164					13,176					13,548					13,040				11,445				12,142			12,901		13,770
C000182992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value			$ 10,000						$ 10,335						$ 10,758					$ 11,488					$ 12,680					$ 12,760					$ 12,157				$ 13,668				$ 15,145			$ 16,180
C000080009 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value					10,000						11,021					11,533					11,594					14,667					14,820					14,135				11,707				12,395			13,135		13,893
C000189865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value			10,000						9,989						10,224					11,844					12,158					11,720					10,465				11,075				11,777			12,539
C000182993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value			10,000						9,977						10,230					11,965					12,492					12,047					10,920				11,670				12,516			13,404
C000201167 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value		$ 10,000				$ 10,346						$ 11,538					$ 11,698					$ 11,373					$ 10,257					$ 10,588					$ 11,191				$ 11,884
C000080010 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value					10,000						10,608					10,930					11,152					14,212					14,161					13,703				11,039				11,306			11,909		12,570
C000037544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value					10,000						10,003					10,002					10,355					11,116					11,296					10,941				9,956				10,177			10,841		11,649
C000037541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value					10,000						10,554					10,757					11,036					12,736					13,080					12,622				11,361				12,059			12,882		13,747
C000174365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value				$ 10,000			$ 9,899						$ 9,968					$ 10,348					$ 11,354					$ 11,625					$ 11,268					$ 10,196				$ 10,572			$ 11,284			$ 12,148
C000189864 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value			10,000						9,953						10,275					11,001					11,339					11,075					10,678				11,274				12,011			12,752
C000046846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Fund NAV
Accumulated Value					10,000						11,754					12,092					12,690					13,343					14,219					14,235				13,383				14,716			16,181		17,302
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Universal Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	10,339	9,913	10,048	9,966		10,320	11,504	10,009	9,774	10,284	10,421	11,749	10,329	8,865	11,442	10,753	11,428	11,492	9,224	11,686	11,964	10,365	11,737	9,806	11,367	12,219	10,786	11,416	10,446	10,310	11,885	11,465	10,355	10,728	10,780	12,214	10,775	11,404	11,217	11,454	12,148	11,924	12,201	12,703
ICE BofA US Broad Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA US Broad Market Index
Accumulated Value					10,000						10,134					10,188					10,515					11,775					11,880					11,599				10,464				10,819			11,450		12,164
Bloomberg MSCI US Universal Choice ESG Screened Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg MSCI US Universal Choice ESG Screened Index
Accumulated Value	$ 10,000							$ 9,999						$ 9,730					$ 8,840					$ 9,177					$ 9,756					$ 10,380
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Aggregate Bond Index
Accumulated Value					10,000						10,142					10,193					10,516					11,744					11,907					11,592				10,465				10,813			11,441		12,158
Bloomberg U S Intermediate Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Intermediate Government/Credit Bond Index
Accumulated Value					10,000						10,110					10,113					10,439					11,359					11,626					11,340				10,635				11,100			11,751		12,476
ICE BofA 1 5 Year US Corporate Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 1-5 Year US Corporate Index (Spliced)
Accumulated Value					10,000						10,230					10,301					10,659					11,439					11,862					11,602				11,182				11,839			12,638		13,428
ICE BofA 5 10 Year US Corporate Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 5-10 Year US Corporate Index (Spliced)
Accumulated Value					10,000						10,367					10,472					10,895					12,520					12,992					12,565				11,361				12,117			13,061		14,150
Bloomberg U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Government/Credit Bond Index
Accumulated Value					10,000						10,181					10,246					10,551					11,966					12,123					11,813				10,625				11,017			11,626		12,304
Markit iBoxx USD Liquid Investment Grade Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Markit iBoxx USD Liquid Investment Grade Index
Accumulated Value			10,000		10,000				9,966		10,681				10,238	10,919				12,098	11,217				12,399	13,255				11,994	13,584				10,542	13,141			11,203	11,550			11,917	12,274		12,730	13,057		13,947
ICE BofA 10 Year US Corporate Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA 10+ Year US Corporate Index (Spliced)
Accumulated Value					10,000						11,055					11,580					11,689					14,841					14,890					14,339				11,882				12,584			13,340		14,131
BlackRock High Yield Systematic Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										BlackRock High Yield Systematic Bond Index
Accumulated Value			10,000						10,327						10,774					11,502					12,774					12,888					12,353				13,978				15,549			16,759
Markit iBoxx USD Liquid High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Markit iBoxx USD Liquid High Yield Index
Accumulated Value			10,000		10,000				10,154		11,866				10,703	12,237				11,298	12,898				12,100	13,615				12,157	14,583				11,505	14,651			12,701	13,866			13,996	15,307		15,009	16,867		18,087
Bloomberg MSCI US Corporate ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg MSCI US Corporate ESG Focus Index
Accumulated Value			10,000						10,009						10,260					11,902					12,301					11,882					10,643				11,280				12,014			12,809
BlackRock Investment Grade Systematic Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										BlackRock Investment Grade Systematic Bond Index
Accumulated Value			10,000						9,980						10,256					12,006					12,493					12,122					11,016				11,794				12,683			13,608
Bloomberg MSCI US Aggregate ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg MSCI US Aggregate ESG Focus Index
Accumulated Value		$ 10,000				$ 10,340						$ 11,553					$ 11,729					$ 11,419					$ 10,307					$ 10,651					$ 11,268				$ 11,977
Bloomberg U S Universal 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Universal 10+ Year Index
Accumulated Value					10,000						10,612					10,954					11,187					14,267					14,211					13,757				11,080				11,358			11,966		12,637
Bloomberg U S MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. MBS Index
Accumulated Value					10,000						10,044					10,061					10,421					11,198					11,364					11,037				10,033				10,262			10,932		11,756
ICE BofA US Corporate Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										ICE BofA US Corporate Index (Spliced)
Accumulated Value					$ 10,000						$ 10,572					$ 10,796					$ 11,094					$ 12,826					$ 13,154					$ 12,752				$ 11,474				$ 12,177			$ 13,006		$ 13,879
Bloomberg U S Universal 5 10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg U.S. Universal 5-10 Year Index
Accumulated Value				$ 10,000			$ 9,898						$ 9,967					$ 10,339					$ 11,392					$ 11,675					$ 11,335					$ 10,243				$ 10,621			$ 11,344			$ 12,223
Bloomberg MSCI US Corporate 1 5 Year ESG Focus Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index
Accumulated Value			$ 10,000						$ 9,980						$ 10,311					$ 11,057					$ 11,455					$ 11,211					$ 10,818				$ 11,436				$ 12,197			$ 12,961